Segment information and revenue from contracts with customers - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment information
Share-based compensation	€ (3,486)	€ (5,714)	€ (5,521)
Depreciation and amortization (including impairments)	(15,128)	(6,579)	(5,175)
Operating loss	(19,703)	(18,684)	(10,606)
Financial costs, net	(1,394)	(2,013)	(1,042)
Income taxes expenses	(281)	(158)	310
Loss for the year	(21,378)	(20,855)	(11,338)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	41,001	17,262	15,926
Reportable segment Adjusted EBITDA after corporate expenses	1,083	(5,687)	90
Operating loss	(19,703)	(18,684)	(10,606)
Financial costs, net	(1,394)	(2,013)	(1,042)
Income taxes expenses	(281)	(158)	310
Loss for the year	(21,378)	(20,855)	(11,338)
Corporate
Segment information
Corporate expenses	(39,918)	(22,949)	(15,836)
Depreciation and amortization (including impairments)	(4,670)	(3,239)	(2,115)
Share‑based payment expenses
Segment information
Share-based compensation	(5,658)	(6,418)	(5,521)
Depreciation and amortization
Segment information
Depreciation and amortization (including impairments)	€ (15,128)	€ (6,579)	€ (5,175)